Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers	$ 0	$ 170,524
Valuation allowance	$ 237,095	$ 177,589
Effective tax rate, percentage	8.35%	0.00%
Statutory tax rate, percentage	21.00%	21.00%